Income Taxes - Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Nov. 25, 2018	Aug. 26, 2018	May 27, 2018	Feb. 25, 2018	Nov. 26, 2017	Aug. 27, 2017	May 28, 2017	Feb. 26, 2017	Nov. 25, 2018	Nov. 26, 2017	Nov. 27, 2016
Income Tax Expense Reconciliation [Abstract]
Income tax expense at U.S. federal statutory rate									$ 111,755	$ 122,073	$ 142,541
State income taxes, net of U.S. federal impact									11,102	7,598	6,943
Change in valuation allowance									(9,239)	(9,624)
Impact of foreign operations									(21,674)	(50,650)	(28,727)
Reassessment of tax liabilities									(12,552)	(5,553)	(2,387)
Stock-based compensation									(10,715)	(5,602)	0
Deduction related to subsidiaries									0	0	(6,788)
Other, including non-deductible expenses									2,742	5,983	4,469
Impact of US Tax Act									143,359	0	0
Income tax expense (benefit)	$ 38,145	$ 10,299	$ (1,320)	$ 167,654	$ 21,748	$ 27,631	$ (13,847)	$ 28,693	$ 214,778	$ 64,225	$ 116,051
Effective Income Tax Rate Reconciliation [Abstract]
Income tax expense at U.S. federal statutory rate (percent)									22.40%	35.00%	35.00%
State income taxes, net of U.S. federal impact (percent)									2.20%	2.20%	1.70%
Change in valuation allowance (percent)									(1.90%)	(2.80%)	0.00%
Impact of foreign operations (percent)									(4.30%)	(14.50%)	(7.10%)
Reassessment of tax liabilities (percent)									(2.50%)	(1.60%)	(0.60%)
Stock-based compensation (percent)									(2.10%)	(1.60%)	0.00%
Deduction related to subsidiaries (percent)									0.00%	0.00%	(1.70%)
Other, including non-deductible expenses (percent)									0.50%	1.70%	1.20%
Impact of US Tax Act (percent)									28.70%	0.00%	0.00%
Total									43.00%	18.40%	28.50%